Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015
C000016734
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,893	$ 11,952	$ 12,117	$ 12,369	$ 12,188	$ 12,156	$ 12,375	$ 12,118	$ 12,324	$ 12,137	$ 12,028	$ 11,876	$ 11,591	$ 11,551	$ 11,713	$ 11,641	$ 11,579	$ 11,517	$ 11,171	$ 10,417	$ 10,649	$ 11,009	$ 11,144	$ 11,086	$ 10,901	$ 10,948	$ 10,933	$ 10,751	$ 11,042	$ 10,610	$ 10,654	$ 10,058	$ 10,241	$ 10,938	$ 11,255	$ 10,802	$ 11,269	$ 11,144	$ 11,680	$ 12,206	$ 12,326	$ 12,690	$ 12,637	$ 12,463	$ 12,521	$ 12,650	$ 12,698	$ 12,574	$ 12,459	$ 12,287	$ 12,105	$ 12,013	$ 12,203	$ 11,993	$ 11,759	$ 11,493	$ 11,498	$ 11,512	$ 11,499	$ 11,245	$ 10,876	$ 10,537	$ 10,892	$ 11,975	$ 11,750	$ 11,526	$ 11,471	$ 11,447	$ 11,450	$ 11,508	$ 11,308	$ 11,237	$ 11,183	$ 10,991	$ 10,955	$ 10,764	$ 10,699	$ 10,636	$ 10,562	$ 10,519	$ 10,656	$ 10,722	$ 10,717	$ 10,703	$ 10,689	$ 10,570	$ 10,591	$ 10,551	$ 10,606	$ 10,722	$ 10,595	$ 10,598	$ 10,568	$ 10,605	$ 10,515	$ 10,458	$ 10,468	$ 10,309	$ 10,243	$ 10,220	$ 10,138	$ 10,091	$ 10,012	$ 10,412	$ 10,521	$ 10,563	$ 10,529	$ 10,527	$ 10,335	$ 10,275	$ 10,189	$ 10,088	$ 10,075	$ 9,990	$ 9,915	$ 9,862	$ 9,817	$ 9,756	$ 9,728	$ 9,668	$ 9,725
C000016737
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,347	11,410	11,572	11,819	11,664	11,630	11,857	11,618	11,823	11,640	11,544	11,405	11,139	11,108	11,270	11,208	11,155	11,103	10,776	10,055	10,285	10,640	10,777	10,727	10,555	10,608	10,601	10,430	10,718	10,306	10,356	9,782	9,966	10,651	10,966	10,532	10,994	10,879	11,419	11,930	12,055	12,418	12,374	12,212	12,276	12,410	12,464	12,351	12,246	12,085	11,914	11,830	12,025	11,826	11,603	11,337	11,358	11,381	11,375	11,130	10,773	10,443	10,792	11,882	11,667	11,452	11,405	11,388	11,398	11,463	11,262	11,207	11,151	10,976	10,947	10,753	10,695	10,648	10,581	10,543	10,679	10,760	10,762	10,755	10,748	10,626	10,654	10,629	10,681	10,814	10,693	10,703	10,678	10,715	10,639	10,580	10,605	10,450	10,390	10,373	10,295	10,254	10,180	10,585	10,703	10,752	10,724	10,737	10,540	10,485	10,412	10,315	10,308	10,228	10,149	10,101	10,069	10,013	9,991	9,935	10,000
C000016738
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 12,543	12,603	12,773	13,036	12,843	12,806	13,034	12,762	12,975	12,775	12,658	12,495	12,194	12,149	12,316	12,226	12,170	12,103	11,737	10,944	11,184	11,560	11,699	11,624	11,439	11,485	11,468	11,274	11,576	11,121	11,166	10,539	10,728	11,456	11,774	11,308	11,795	11,660	12,218	12,765	12,889	13,265	13,208	13,024	13,081	13,213	13,260	13,128	13,006	12,823	12,631	12,532	12,728	12,506	12,260	11,980	11,982	11,995	11,979	11,712	11,326	10,971	11,338	12,461	12,225	11,990	11,940	11,902	11,903	11,961	11,751	11,675	11,616	11,414	11,375	11,174	11,105	11,037	10,958	10,911	11,050	11,116	11,109	11,092	11,076	10,950	10,969	10,925	10,980	11,098	10,964	10,965	10,940	10,968	10,872	10,811	10,819	10,653	10,582	10,556	10,477	10,426	10,334	10,745	10,854	10,896	10,858	10,853	10,654	10,589	10,499	10,393	10,378	10,287	10,208	10,151	10,103	10,039	10,008	9,952	10,000
C000016739
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,254,386	1,260,347	1,278,599	1,304,879	1,285,545	1,280,694	1,304,627	1,277,457	1,298,813	1,277,610	1,265,898	1,249,599	1,219,479	1,214,999	1,232,837	1,223,847	1,217,106	1,210,383	1,174,935	1,094,421	1,118,447	1,156,025	1,171,007	1,163,536	1,143,906	1,148,546	1,146,794	1,127,445	1,157,633	1,113,240	1,116,569	1,053,890	1,073,849	1,145,499	1,178,369	1,131,794	1,179,380	1,165,960	1,222,816	1,277,486	1,288,777	1,326,430	1,321,761	1,303,327	1,308,034	1,322,268	1,326,998	1,312,759	1,301,517	1,283,268	1,263,006	1,254,153	1,273,757	1,251,587	1,226,914	1,197,916	1,198,149	1,200,390	1,198,774	1,172,076	1,133,491	1,096,962	1,133,702	1,247,009	1,223,399	1,198,848	1,193,868	1,191,073	1,190,182	1,196,901	1,174,937	1,168,284	1,161,438	1,142,254	1,138,301	1,117,230	1,110,353	1,103,549	1,095,656	1,091,826	1,104,879	1,112,397	1,110,710	1,109,964	1,108,286	1,094,773	1,096,709	1,092,299	1,097,756	1,109,582	1,096,195	1,097,197	1,093,768	1,096,553	1,087,905	1,080,909	1,082,576	1,065,950	1,057,993	1,055,412	1,047,540	1,042,439	1,033,196	1,074,275	1,085,164	1,089,228	1,085,461	1,085,010	1,065,076	1,058,606	1,050,443	1,039,798	1,038,273	1,029,265	1,020,497	1,014,862	1,010,056	1,004,539	1,001,493	995,125	1,000,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,348	12,341	12,441	12,655	12,531	12,468	12,653	12,438	12,622	12,498	12,401	12,289	12,103	12,139	12,291	12,291	12,275	12,339	12,058	11,338	11,436	11,781	11,953	11,906	11,788	11,891	11,918	11,660	11,929	11,596	11,563	11,046	11,139	11,584	11,843	11,538	11,730	11,559	11,888	12,286	12,330	12,677	12,657	12,550	12,587	12,678	12,725	12,620	12,586	12,548	12,444	12,367	12,567	12,488	12,412	12,227	12,264	12,262	12,319	12,115	12,016	11,646	11,794	12,238	12,082	11,869	11,833	11,803	11,782	11,877	11,693	11,599	11,557	11,400	11,357	11,180	11,121	11,037	10,907	10,787	10,854	10,925	10,897	10,870	10,861	10,738	10,777	10,737	10,769	10,898	10,785	10,843	10,816	10,872	10,790	10,703	10,742	10,574	10,498	10,475	10,403	10,334	10,215	10,610	10,723	10,777	10,762	10,755	10,587	10,558	10,481	10,448	10,432	10,309	10,237	10,196	10,156	10,083	10,063	9,991	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,348	12,341	12,441	12,655	12,531	12,468	12,653	12,438	12,622	12,498	12,401	12,289	12,103	12,139	12,291	12,291	12,275	12,339	12,058	11,338	11,436	11,781	11,953	11,906	11,788	11,891	11,918	11,660	11,929	11,596	11,563	11,046	11,139	11,584	11,843	11,538	11,730	11,559	11,888	12,286	12,330	12,677	12,657	12,550	12,587	12,678	12,725	12,620	12,586	12,548	12,444	12,367	12,567	12,488	12,412	12,227	12,264	12,262	12,319	12,115	12,016	11,646	11,794	12,238	12,082	11,869	11,833	11,803	11,782	11,877	11,693	11,599	11,557	11,400	11,357	11,180	11,121	11,037	10,907	10,787	10,854	10,925	10,897	10,870	10,861	10,738	10,777	10,737	10,769	10,898	10,785	10,843	10,816	10,872	10,790	10,703	10,742	10,574	10,498	10,475	10,403	10,334	10,215	10,610	10,723	10,777	10,762	10,755	10,587	10,558	10,481	10,448	10,432	10,309	10,237	10,196	10,156	10,083	10,063	9,991	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,348	12,341	12,441	12,655	12,531	12,468	12,653	12,438	12,622	12,498	12,401	12,289	12,103	12,139	12,291	12,291	12,275	12,339	12,058	11,338	11,436	11,781	11,953	11,906	11,788	11,891	11,918	11,660	11,929	11,596	11,563	11,046	11,139	11,584	11,843	11,538	11,730	11,559	11,888	12,286	12,330	12,677	12,657	12,550	12,587	12,678	12,725	12,620	12,586	12,548	12,444	12,367	12,567	12,488	12,412	12,227	12,264	12,262	12,319	12,115	12,016	11,646	11,794	12,238	12,082	11,869	11,833	11,803	11,782	11,877	11,693	11,599	11,557	11,400	11,357	11,180	11,121	11,037	10,907	10,787	10,854	10,925	10,897	10,870	10,861	10,738	10,777	10,737	10,769	10,898	10,785	10,843	10,816	10,872	10,790	10,703	10,742	10,574	10,498	10,475	10,403	10,334	10,215	10,610	10,723	10,777	10,762	10,755	10,587	10,558	10,481	10,448	10,432	10,309	10,237	10,196	10,156	10,083	10,063	9,991	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 1,234,844	$ 1,234,052	$ 1,244,075	$ 1,265,522	$ 1,253,097	$ 1,246,848	$ 1,265,269	$ 1,243,784	$ 1,262,188	$ 1,249,835	$ 1,240,055	$ 1,228,855	$ 1,210,303	$ 1,213,864	$ 1,229,086	$ 1,229,125	$ 1,227,548	$ 1,233,850	$ 1,205,824	$ 1,133,846	$ 1,143,578	$ 1,178,107	$ 1,195,315	$ 1,190,605	$ 1,178,797	$ 1,189,101	$ 1,191,824	$ 1,165,954	$ 1,192,929	$ 1,159,619	$ 1,156,309	$ 1,104,641	$ 1,113,905	$ 1,158,364	$ 1,184,320	$ 1,153,834	$ 1,173,047	$ 1,155,877	$ 1,188,757	$ 1,228,584	$ 1,233,001	$ 1,267,702	$ 1,265,660	$ 1,254,976	$ 1,258,656	$ 1,267,805	$ 1,272,475	$ 1,262,008	$ 1,258,552	$ 1,254,808	$ 1,244,371	$ 1,236,744	$ 1,256,711	$ 1,248,753	$ 1,241,192	$ 1,222,740	$ 1,226,424	$ 1,226,164	$ 1,231,944	$ 1,211,539	$ 1,201,649	$ 1,164,602	$ 1,179,404	$ 1,223,795	$ 1,208,215	$ 1,186,890	$ 1,183,277	$ 1,180,325	$ 1,178,214	$ 1,187,735	$ 1,169,291	$ 1,159,943	$ 1,155,676	$ 1,139,960	$ 1,135,692	$ 1,118,019	$ 1,112,065	$ 1,103,722	$ 1,090,663	$ 1,078,723	$ 1,085,407	$ 1,092,480	$ 1,089,681	$ 1,087,043	$ 1,086,116	$ 1,073,820	$ 1,077,666	$ 1,073,703	$ 1,076,921	$ 1,089,751	$ 1,078,479	$ 1,084,285	$ 1,081,645	$ 1,087,172	$ 1,078,961	$ 1,070,302	$ 1,074,155	$ 1,057,374	$ 1,049,757	$ 1,047,483	$ 1,040,260	$ 1,033,447	$ 1,021,455	$ 1,061,026	$ 1,072,275	$ 1,077,654	$ 1,076,202	$ 1,075,545	$ 1,058,703	$ 1,055,847	$ 1,048,140	$ 1,044,831	$ 1,043,190	$ 1,030,890	$ 1,023,698	$ 1,019,644	$ 1,015,606	$ 1,008,302	$ 1,006,326	$ 999,089	$ 1,000,000